Share Capital, Share Premium and Statutory Reserve (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Share Premium and Statutory Reserve [Abstract]
Schedule of Share Capital Share Premium
	No. of Shares	USD
Authorized
Ordinary shares	450,000,000	450,000,000

Share Capital
As at December 31, 2023	88,035,353	8,804
Change	1,552,500	155
As at December 31, 2024	89,587,853	8,959

Schedule of Escrow Period Represents the Period Commencing	The Escrow Period represents the period commencing from the closing until the end of the twentieth (20th) fiscal quarter after the commencement date of the first full fiscal quarter beginning after the closing.
Share Premium	2024	2023
As at January 1	101,777,058	101,777,058
As at December 31	101,777,058	101,777,058